MARKETABLE AND NON-MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2017
Marketable Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE 4 — MARKETABLE AND NON-MARKETABLE SECURITIES

During 2014, the Company converted $60,000 of accounts receivable initially for a convertible note from Ecologic Transportation. Ecologic Transportation is affiliated with a former director of the Company. The note was convertible into 600,000 shares of Ecologic Transportation common stock. Subsequently, Ecologic Transportation merged into Peartrack Security Systems, Inc. As of December 31, 2017 and 2016, the Company held 60,000 shares in Peartrack Security Systems, Inc. The fair value of the investment on the date of conversion was $24,000 and as of December 31, 2017 and 2016 was $750 and $1,200, respectively. This resulted in a loss on the conversion date of the accounts receivable of $36,000 in 2014, and further unrealized losses of $450 and $2,400 for the years ended December 31, 2017 and 2016, respectively.

During 2014, the Company entered into a licensing transaction where it received 1,200,000 shares of Beta Music Group. This investment was deemed to be an investment in nonmarketable securities and the shares were recorded at cost of $-0-. As of December 31, 2017, the Company continues to hold 1,200,000 shares of Beta Music Group.

During 2014, the Company invested $50,000 in Cannonball Red in return for 97,500 shares with the expressed purpose of achieving new customers. Cannonball Red is affiliated with a related party. The Company recorded the investment at cost of $50,000 and the investment was determined to be nonmarketable securities. Subsequent to the investment in 2014, the Company and Cannonball Red entered into an agreement where upon Cannonball Red would repurchase the investment for $60,000 at an agreed upon future date. The parties have not agreed upon such date. As of December 31, 2017 and 2016, the Company held 97,500 shares of Cannonball Red, and Cannonball Red does not have the resources to repurchase the securities.

At December 31, 2016, the Company management performed an evaluation of its investment in Cannonball Red for purposes of determining the implied fair value of the asset at December 31, 2016. The test indicated that the recorded book value of its investment exceeded its fair value for the year ended December 31, 2016. As a result, upon completion of the assessment, management recorded a non-cash impairment charge of $50,000, net of tax to reduce the carrying value to $0. The impairment charge is reflected as part of the loss from operations in the accompanying financial statements. Considerable management judgment is necessary to estimate the fair value. Accordingly, actual results could vary significantly from management’s estimates.